LAND USE RIGHTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
LAND USE RIGHTS
Land use rights (Note 3)		¥ 149,668		¥ 149,668
Less: Accumulated amortization		(4,147)		(9,560)
Total		145,521	$ 21,534	¥ 140,108
Amortization expense of land use rights	¥ 5,413	¥ 4,147